Long Term Debt and Preference Securities - Preference Securities Authorized Issued and Outstanding (Details) - $ / shares	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Preferred stock, liquidation preference per share (in dollar per share)		$ 0.01	$ 0.01
Preference Securities
Debt Instrument [Line Items]
Preference securities, authorized (in shares)		1,000,000	1,000,000
Preference securities, issued (in shares)		5,835	5,835
Preference securities, outstanding (in shares)		5,835	5,835
Preferred stock, dividend rate, percentage	9.00%